Note 30 - Loan Notes Payable (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
Fair value November 1, 2022	6,802
Finance cost	302
Balance December 31, 2022	7,104